Waxess USA RELATED PARTY TRANSACTIONS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA RELATED PARTY TRANSACTIONS	12. RELATED PARTY TRANSACTIONS

On March 31, 2010, $227,376 of unpaid salary was forgiven by its Chief Executive Officer, which is included in other income in the statement of operations for the year ended December 31, 2010.  The unpaid salary was bearing interest at 11.25 % per annum.  Unpaid interest on accrued salaries to the Chief Executive Officer amounted to $22,978 for the year ended December 31, 2009.

The Company had loans payable to a company owned by the Chief Executive Officer in the amount of $217,166 as of December 31, 2009. This loan included interest of 11.25%, did not include a prepayment penalty and was unsecured. Unpaid interest on the loan amounted to $21,960 for the year ended December 31, 2009.  The loan was converted to common stock during 2010.  See Note 13.